PACE® Select Advisors Trust

April 9, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025, as supplemented.

Includes:

•  UBS Government Money Market Investments Fund

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Municipal Fixed Income Investments

•  PACE® Global Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Alternative Strategies Investments. At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees has terminated PCJ Investment Counsel Ltd. ("PCJ") as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Second, the purpose of this supplement is to update certain information regarding the portfolio management team of Insight North America LLC, a sub-advisor to PACE® Municipal Fixed Income Investments, a series of the Trust.

ZS-1300

Third, the purpose of this supplement is to update certain information regarding the portfolio management team for UBS AM. Effective as of April 1, 2026, Mabel Lung, Chris Andersen, David Kelly, Ed Eccles, and Eileen Wong no longer serve as portfolio managers for those funds for which they had been listed in the Prospectuses and SAI. In addition, effective April 1, 2026, Ms. Lung, who has retired from UBS AM, no longer serves as an officer of the Trust.

Fourth, the purpose of this supplement is to update certain information in the SAI regarding changes to the officers of the Trust.

I. PACE® Alternative Strategies Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "PCJ Investment Counsel Ltd." or "PCJ" as a subadvisor to PACE Alternative Strategies Investments in the Prospectuses and SAI are hereby deleted.

II. PACE® Municipal Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to Daniel Rabasco in the Prospectuses and SAI are hereby removed.

The section captioned "PACE Municipal Fixed Income Investments Fund summary" and sub-captioned "Portfolio management team" on page 27 of the Class A Prospectus, on page 28 of the Class P Prospectus and on page 25 of the Class P2 Prospectus is revised by replacing the second bullet point of that section with the following:

• Insight—Daniel Marques, CFA and Senior Portfolio Manager, and Thomas Casey, Senior Portfolio Manager, have been portfolio managers of the fund since 2017 and February 2026, respectively.

The section captioned "Management" and sub-captioned "PACE Municipal Fixed Income Investments" on page 162 of the Class A Prospectus, page 162 of the Class P Prospectus and beginning on page 152 of the Class P2 Prospectus is revised by adding the following as the last paragraph of that section:

Mr. Casey joined Insight in 2021 following the transition of Mellon Investments' fixed income strategies to Insight. He has been in the investment industry since 1989 and joined Mellon Investments in 1993 as a trader and portfolio analyst on the US Municipal Team. He is now a senior portfolio manager for US municipal bond strategies responsible for managing US Municipal Bond portfolios for institutional, insurance and high net worth clients. Mr. Casey worked as an analyst at State Street Bank & Trust Company before joining Mellon Investments.

The section captioned "Portfolio managers" and sub-captioned "PACE Municipal Fixed Income Investments—Insight North America LLC" beginning on page 185 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

Daniel Marques and Thomas Casey are the portfolio managers primarily responsible for the day-to-day management of the fund's assets. The following table provides information relating to other accounts managed by the portfolio managers as of July 31, 2025 (in the case of Mr. Marques) or January 31, 2026 (in the case of Mr. Casey):

2

The same section of the SAI is revised by inserting the following as the last chart of that section:

Thomas Casey

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	8	0	644
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$6,070	$0	$4,328
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The same section of the SAI is revised by replacing the last paragraph of that section in its entirety with the following:

Ownership of fund shares. As of July 31, 2025, Mr. Marques did not own shares of the fund. As of January 31, 2026, Mr. Casey did not own shares of the fund.

III. PACE® Select Advisors Trust

Effective immediately, all references to Mabel Lung, Chris Andersen, David Kelly, Ed Eccles, and Eileen Wong in the Prospectuses and SAI are hereby removed.

IV. PACE® Select Advisors Trust

Effective immediately, the SAI is hereby revised as follows:

All references to Joanne Kilkeary, who has retired from UBS AM, in the SAI are deleted in their entirety.

The section captioned "Organization of the trust; trustees and officers; principal holders and management ownership of securities" is revised by replacing the first row of the table titled "Officers" in its entirety with the following:

Rose Ann Bubloski*; 1968	Vice President, Treasurer, Chief Financial Officer, and Principal Accounting Officer	Since 2011 (Vice President); since March 2026 (Treasurer, Chief Financial Officer, and Principal Accounting Officer)

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) of UBS Asset Management (Americas) LLC and/or UBS Asset Management (US) Inc. ("UBS AM—Americas region"). Ms. Bubloski is vice president, treasurer, chief financial officer, and principal accounting officer of 9 investment companies (consisting of 46 portfolios) for which UBS AM serves as investment advisor or manager.

The same section of the SAI is further revised by adding the following as the fourth and fifth rows of the table titled "Officers" and the corresponding footnotes:

Nicole Lin*; 1980	Vice President and Assistant Treasurer	Since March 2026

Ms. Lin is a senior fund accountant for UBS AM (since 2024). Prior to joining UBS AM, Ms. Lin worked as an officer at State Street. Ms. Lin is a vice president and assistant treasurer of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager.

John Loubnan**; 1993	Vice President and Assistant Treasurer	Since March 2026

Mr. Loubnan is a senior fund accountant for UBS AM (since 2020). Prior to joining UBS AM, Mr. Loubnan worked as a senior fund accountant at The Bank of New York Mellon. Mr. Loubnan is a vice president and assistant treasurer of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager.

*  This person's business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

**  This person's business address is 1285 Avenue of the Americas, New York, NY 10019.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) LLC.